Leases - Components of lease expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease cost
Amortization of assets		¥ 12,122	¥ 15,346
Interest of lease liabilities		19,322	21,851
Operating lease cost	¥ 698,280	367,375	176,788
Short-term lease cost	54,683	15,559	4,937
Total	¥ 752,963	¥ 414,378	¥ 218,922